Report of Independent Registered Public Accounting
Firm
To the Board of Trustees of The Advisors Inner
Circle Fund III and the Shareholders of GQG Partners
Emerging Markets Equity Fund, GQG Partners Global
Quality Equity Fund, GQG Partners US Select Quality
Equity Fund, GQG Partners Global Quality Dividend
Income Fund, GQG Partners International Quality
Dividend Income Fund and GQG Partners US Quality
Dividend Income Fund
In planning and performing our audit of the financial statements of GQG Partners Emerging
Markets Equity Fund, GQG Partners Global Quality
Equity Fund, GQG Partners US Select Quality Equity
Fund, GQG Partners Global Quality Dividend Income
Fund, GQG Partners International Quality Dividend
Income Fund and GQG Partners US Quality Dividend
Income Fund (six of the Funds constituting The
Advisors Inner Circle Fund III, hereafter collectively referred to as the Funds) as of and for the periods ended March 31, 2022, in accordance with the standards of the Public Company Accounting
Oversight Board (United States) (PCAOB), we considered the Funds internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting.
Accordingly, we do not express an opinion on the effectiveness of the Funds internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A companys internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A companys internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a companys assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the companys annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds internal control over
financial reporting was for the limited purpose
described in the first paragraph and would not
necessarily disclose all deficiencies in internal
control over financial reporting that might be
material weaknesses under standards established by
the PCAOB. However, we noted no deficiencies in the
Funds internal control over financial reporting and
its operation, including controls over safeguarding
securities, that we consider to be a material
weakness as defined above as of March 31, 2022.
This report is intended solely for the information
and use of the Board of Trustees of The Advisors
Inner Circle Fund III and the Securities and
Exchange Commission and is not intended to be and
should not be used by anyone other than these
specified parties.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 27, 2022